Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	16 Months Ended	23 Months Ended	38 Months Ended	46 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended	73 Months Ended	88 Months Ended	98 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	115 Months Ended	116 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 28, 2023	Jan. 31, 2023	Oct. 31, 2022	Aug. 24, 2022	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jun. 08, 2021	Jan. 31, 2021	Sep. 29, 2020	Jul. 31, 2020	Jul. 31, 2019	Jun. 11, 2019	Apr. 16, 2019	Jul. 31, 2018	Jun. 26, 2018	Jul. 31, 2017	Mar. 20, 2017	Jul. 31, 2016	Jun. 13, 2016	Jul. 31, 2015	Jun. 29, 2015	Jun. 16, 2015	Apr. 27, 2015	Mar. 19, 2015	Jan. 13, 2015	Dec. 08, 2014	Jul. 31, 2014
C000012200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160	$ 17,160				$ 15,793						$ 14,027		$ 17,300				$ 13,577	$ 12,467			$ 12,280		$ 11,288		$ 10,020		$ 10,306							$ 10,000
Average Annual Return, Percent	8.66%					6.60%												5.55%
C000012200 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	8.69%					6.75%												5.62%
C000153270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,591	20,591	20,591	20,591	20,591	$ 20,591	20,591	20,591	20,591	20,591	20,591	20,591	20,591	$ 20,591	20,591	20,591	20,591	$ 20,591				17,165						15,144		17,030				12,887	12,523			12,792		11,407		9,509		9,723			$ 10,000
Average Annual Return, Percent	19.96%					10.46%								8.11%
C000153270 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	20.12%					10.52%								8.09%
C000052896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,372	16,372	16,372	16,372	16,372	$ 16,372	16,372	16,372	16,372	16,372	16,372	16,372	16,372	$ 16,372	16,372	16,372	16,372	$ 16,372				15,016						14,019		17,481				12,590	12,611			13,620		12,494		10,393		10,255							10,000
Average Annual Return, Percent	8.98%					5.36%												5.05%
C000052896 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	8.70%					5.51%												5.10%
C000061364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,429	23,429	23,429	23,429	23,429	$ 23,429	23,429	23,429	23,429	23,429	23,429	23,429	23,429	23,429	23,429	23,429	23,429	$ 23,429				20,015						17,752		19,790				14,864	13,854			13,432		12,057		10,278		10,291							10,000
Average Annual Return, Percent	17.06%					11.08%												8.89%
C000061364 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	16.91%					11.14%												8.91%
C000099140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,110	15,110	15,110	15,110	15,110	$ 15,110	15,110	15,110	15,110	15,110	15,110	15,110	15,110	15,110	15,110	15,110	15,110	$ 15,110				13,726						12,754		14,620				12,431	12,883			12,670		11,913		11,021		10,680							10,000
Average Annual Return, Percent	10.09%					3.24%												4.21%
C000099140 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.68%					3.29%												4.21%
C000119716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,423	15,423	15,423	15,423	15,423	$ 15,423	15,423	15,423	15,423	15,423	15,423	15,423	15,423	15,423	15,423	15,423	15,423	$ 15,423				14,041						12,457		14,718				11,347	11,260			11,576		10,880		9,137		9,548							10,000
Average Annual Return, Percent	9.84%					6.49%												4.43%
C000119716 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.68%					6.64%												4.46%
C000140338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,297	16,297	16,297	16,297	16,297	$ 16,297	16,297	16,297	16,297	16,297	16,297	16,297	16,297	16,297	16,297	16,297	16,297	$ 16,297				14,681						13,259		15,241				11,935	12,235			12,435		11,484		9,979		10,058							10,000
Average Annual Return, Percent	11.01%					5.90%												5.01%
C000140338 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.59%					5.95%												5.01%
C000149148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,590	19,590	19,590	19,590	19,590	$ 19,590	19,590	19,590	19,590	19,590	19,590	19,590	19,590	19,590	19,590	$ 19,590	19,590	$ 19,590				17,573						15,477		17,951				13,597	13,091			12,711		11,773		10,376		10,712					$ 10,000
Average Annual Return, Percent	11.48%					8.40%										7.30%
C000149148 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.11%					8.49%										7.28%
C000012081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,007	16,007	16,007	16,007	16,007	$ 16,007	16,007	16,007	16,007	16,007	16,007	16,007	16,007	16,007	16,007	$ 16,007	16,007	$ 16,007				14,385						12,407		14,400				11,015	11,218			11,521		10,836		9,208		9,959							10,000
Average Annual Return, Percent	11.27%					7.37%												4.82%
C000012081 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.22%					7.52%												4.87%
C000012201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,180	14,180	14,180	14,180	14,180	$ 14,180	14,180	14,180	14,180	14,180	14,180	14,180	14,180	14,180	14,180	14,180	14,180	$ 14,180				12,450						10,428		11,487				8,651	9,884			10,634		10,261		8,377		9,584							10,000
Average Annual Return, Percent	13.89%					7.48%												3.55%
C000012201 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.35%					7.60%												3.57%
C000012094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 7,987	7,987	7,987	7,987	7,987	$ 7,987	7,987	7,987	7,987	7,987	7,987	7,987	7,987	7,987	7,987	7,987	7,987	$ 7,987				9,152						8,911		11,654				11,787	11,490			11,658		11,132		8,961		10,082							10,000
Average Annual Return, Percent	(12.73%)					(7.01%)												(2.22%)
C000012094 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(13.07%)					(6.83%)												(2.11%)
C000050168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,031	17,031	17,031	17,031	17,031	$ 17,031	17,031	17,031	17,031	17,031	17,031	17,031	17,031	17,031	17,031	17,031	17,031	$ 17,031				15,318						14,174		18,810				12,817	12,446			13,879		12,716		10,194		10,634							10,000
Average Annual Return, Percent	11.18%					6.47%												5.47%
C000050168 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.98%					6.63%												5.52%
C000156613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,052	15,052	15,052	15,052	15,052	$ 15,052	15,052	15,052	15,052	15,052	15,052	15,052	$ 15,052	15,052	15,052	15,052	15,052	$ 15,052				14,063						12,626		14,843				11,259	11,759			12,114		11,441		9,937		9,964		$ 10,000
Average Annual Return, Percent	7.04%					5.06%							4.58%
C000156613 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	7.11%					5.24%							4.58%
C000157306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 21,759	21,759	21,759	21,759	21,759	$ 21,759	21,759	21,759	21,759	21,759	21,759	$ 21,759	$ 21,759	21,759	21,759	21,759	21,759	21,759				18,865						17,047		18,324				13,187	13,542			13,968		12,382		10,085		10,328	$ 10,000
Average Annual Return, Percent	15.34%					9.95%						8.93%
C000157306 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	15.35%					9.92%						8.93%
C000205801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,680	12,680	12,680	12,680	12,680	$ 12,680	12,680	$ 12,680	12,680	12,680	12,680	$ 12,680	12,680	12,680	12,680	12,680	12,680	12,680				19,261						16,870		20,213				11,941	9,559		$ 10,000
Average Annual Return, Percent	(34.17%)					5.81%		4.59%
C000205801 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(34.24%)					5.76%		4.53%
C000065072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,396	13,396	13,396	13,396	13,396	$ 13,396	13,396	$ 13,396	13,396	13,396	13,396	13,396	13,396	13,396	13,396	13,396	13,396	$ 13,396				12,807						12,123		15,251				12,937	11,600			12,034		11,514		9,108		9,278							10,000
Average Annual Return, Percent	4.60%					2.92%												2.97%
C000065072 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.63%					3.11%												3.05%
C000119715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,391	16,391	16,391	16,391	16,391	$ 16,391	16,391	16,391	16,391	16,391	16,391	16,391	16,391	16,391	16,391	16,391	16,391	$ 16,391				14,735						12,820		15,008				11,375	11,524			11,896		11,116		9,391		10,016							10,000
Average Annual Return, Percent	11.24%					7.30%												5.07%
C000119715 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.99%					7.44%												5.10%
C000140337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,457	16,457	16,457	16,457	16,457	$ 16,457	16,457	16,457	16,457	16,457	16,457	16,457	16,457	16,457	16,457	16,457	16,457	$ 16,457				14,774						12,537		14,890				11,080	11,153			11,613		10,918		9,058		9,997							10,000
Average Annual Return, Percent	11.40%					8.09%												5.11%
C000140337 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.40%					8.26%												5.10%
C000212225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,552	10,552	10,552	10,552	10,552	$ 10,552	$ 10,552	10,552	10,552	10,552	10,552	10,552	10,552	10,552	10,552	10,552	10,552	$ 10,552				10,052						13,233		20,711				15,399	11,287	$ 10,000
Average Annual Return, Percent	4.98%					(1.34%)	1.05%
C000212225 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.70%					(1.39%)	1.01%
C000240517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,715	$ 8,715	8,715	8,715	8,715	$ 8,715	$ 8,715	8,715	8,715	8,715	8,715	8,715	8,715	8,715	8,715	8,715	8,715	8,715	$ 8,694	$ 8,266	$ 7,995	10,854	$ 9,798	$ 10,000
Average Annual Return, Percent	(19.71%)	(9.72%)
C000240517 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(19.69%)	(9.82%)
C000133231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,843	$ 23,843	23,843	23,843	23,843	$ 23,843	23,843	23,843	23,843	23,843	23,843	23,843	23,843	23,843	23,843	23,843	23,843	$ 23,843				20,411						17,462		17,514				13,347	14,011			13,676		12,440		10,456		11,542							10,000
Average Annual Return, Percent	16.81%					11.22%												9.08%
C000133231 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	16.88%					11.21%												9.09%
C000148919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,558	12,558	12,558	12,558	12,558	$ 12,558	12,558	12,558	12,558	12,558	$ 12,558	12,558	12,558	12,558	12,558	12,558	12,558	$ 12,558				14,635						16,181		18,855				16,284	12,682			11,532		12,312		10,647	$ 10,000
Average Annual Return, Percent	(14.19%)					(0.20%)					2.84%
C000148919 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(14.20%)					(0.02%)					2.80%
C000149539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,578	23,578	23,578	23,578	23,578	$ 23,578	23,578	23,578	23,578	23,578	$ 23,578	23,578	23,578	23,578	23,578	23,578	$ 23,578	23,578				19,996						17,773		19,922				14,925	13,835			13,326		12,096		10,314		10,346						$ 10,000
Average Annual Return, Percent	17.91%					11.25%											9.30%
C000149539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	17.78%					11.22%											9.28%
C000149147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,531	19,531	19,531	19,531	19,531	$ 19,531	19,531	19,531	19,531	19,531	19,531	19,531	19,531	19,531	19,531	$ 19,531	$ 19,531	19,531				16,278						14,522		17,305				14,446	12,711			12,641		11,879		10,618		10,863					10,000
Average Annual Return, Percent	19.98%					8.97%										7.26%
C000149147 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	19.78%					9.11%										7.27%
C000152570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 25,714	25,714	25,714	25,714	25,714	$ 25,714	25,714	25,714	25,714	25,714	25,714	25,714	25,714	25,714	$ 25,714	$ 25,714	25,714	25,714				25,248						22,333		27,206				19,956	16,217			15,494		13,302		10,408		10,190				$ 10,000
Average Annual Return, Percent	1.84%					9.66%									10.60%
C000152570 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	1.79%					9.71%									10.59%
C000061363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,899	14,899	14,899	14,899	14,899	$ 14,899	14,899	14,899	14,899	14,899	14,899	14,899	14,899	14,899	$ 14,899	14,899	14,899	$ 14,899				13,606						12,045		14,178				11,106	11,074			11,331		10,698		9,019		9,546							10,000
Average Annual Return, Percent	9.50%					6.11%												4.07%
C000061363 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.24%					6.22%												4.09%
C000082529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,500	14,500	14,500	14,500	14,500	$ 14,500	14,500	14,500	14,500	14,500	14,500	14,500	14,500	14,500	14,500	14,500	14,500	$ 14,500				11,911						9,027		10,488				7,546	8,943			10,223		10,670		7,294		10,098							10,000
Average Annual Return, Percent	21.74%					10.15%												3.79%
C000082529 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	22.11%					10.30%												3.87%
C000201209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,979	14,979	14,979	14,979	14,979	$ 14,979	14,979	14,979	$ 14,979	14,979	14,979	14,979	14,979	14,979	14,979	14,979	14,979	$ 14,979				15,277						12,466		18,548				13,364	10,584			9,928	$ 10,000
Average Annual Return, Percent	(1.95%)					7.19%			6.85%
C000201209 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(2.49%)					7.12%			6.81%
C000210493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,125	19,125	19,125	19,125	19,125	$ 19,125	$ 19,125	19,125	$ 19,125	19,125	19,125	19,125	19,125	19,125	19,125	19,125	19,125	19,125				16,108						14,975		17,770				13,625	10,658
Average Annual Return, Percent	18.73%					12.41%	13.45%
C000210493 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	18.58%					12.39%	13.43%
C000055846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 26,145	26,145	26,145	26,145	26,145	$ 26,145	$ 26,145	26,145	26,145	26,145	26,145	26,145	26,145	26,145	26,145	26,145	26,145	$ 26,145				21,934						19,325		21,111				15,522	14,381			13,750		12,236		10,492		10,480							10,000
Average Annual Return, Percent	19.20%					12.70%												10.09%
C000055846 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	19.39%					12.70%												10.13%
C000156614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,508	15,508	15,508	15,508	15,508	$ 15,508	15,508	15,508	15,508	15,508	15,508	15,508	$ 15,508	15,508	15,508	15,508	15,508	$ 15,508				13,683						11,290		12,275				8,898	10,295			11,288		10,599		8,760		10,065		10,000
Average Annual Return, Percent	13.34%					8.54%							4.93%
C000156614 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	12.88%					8.58%							4.91%
C000179059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,362	16,362	16,362	16,362	16,362	$ 16,362	16,362	16,362	16,362	$ 16,362	16,362	16,362	$ 16,362	16,362	16,362	16,362	16,362	16,362				14,711						12,915		14,942				11,266	11,395			11,686			$ 10,000
Average Annual Return, Percent	11.22%					7.50%				6.91%
C000179059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.98%					7.66%				6.91%
C000154548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,540	17,540	17,540	17,540	17,540	$ 17,540	17,540	17,540	17,540	$ 17,540	17,540	17,540	17,540	$ 17,540	17,540	17,540	17,540	17,540				16,008						14,999		17,402				12,870	12,722			13,650		12,325		10,365		10,115			10,000
Average Annual Return, Percent	9.57%					6.63%								6.26%
C000154548 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.19%					6.70%								6.22%
C000157303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,490	19,490	19,490	19,490	19,490	$ 19,490	19,490	19,490	19,490	19,490	19,490	$ 19,490	19,490	$ 19,490	19,490	19,490	19,490	19,490				17,003						14,941		15,732				12,411	12,455			12,241		11,225		9,498		10,210	10,000
Average Annual Return, Percent	14.62%					9.37%						7.62%
C000157303 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	14.45%					9.36%						7.61%
C000154547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,007	16,007	16,007	16,007	16,007	$ 16,007	16,007	16,007	16,007	16,007	16,007	$ 16,007	16,007	$ 16,007	16,007	16,007	16,007	16,007				14,156						12,270		14,262				10,973	11,434			12,198		11,311		9,518		9,979			10,000
Average Annual Return, Percent	13.08%					6.96%								5.21%
C000154547 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.04%					7.08%								5.20%
C000236410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,188	10,188	$ 10,188	10,188	10,188	$ 10,188	10,188	10,188	10,188	10,188	10,188	10,188	10,188	$ 10,188	10,188	10,188	10,188	10,188	9,322	10,110	7,673	9,755	9,789		$ 10,643	$ 9,983	$ 10,000
Average Annual Return, Percent	4.43%		0.96%
C000236410 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.08%		0.88%
C000210492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,553	12,553	$ 12,553	$ 12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553	12,553		11,263		10,371			9,419			9,030	$ 11,062	10,435	$ 10,000
Average Annual Return, Percent	21.04%			7.49%
C000210492 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	20.96%			7.41%
C000221317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 6,237	6,237	6,237	$ 6,237	$ 6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237	6,237		6,019		6,577			6,095			5,842	7,949	11,211		$ 12,406	$ 10,000
Average Annual Return, Percent	(5.16%)				(11.57%)
C000221317 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(5.33%)				(11.63%)
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 15,066	15,066	15,066	15,066	$ 15,066	$ 15,066	15,066	15,066	15,066	$ 15,066	15,066	$ 15,066	$ 15,066	15,066	15,066	$ 15,066	15,066	$ 15,066				13,728						12,104		14,285				11,179	11,106			11,364		10,727	10,000	9,014		9,543	10,000	10,000			10,000		10,000
Average Annual Return, Percent	9.75%					6.29%				6.00%		5.10%	4.99%			5.47%		4.18%
MSCI EAFE Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index
Account Value	$ 17,558	17,558	17,558	17,558	17,558	$ 17,558	17,558	17,558	17,558	$ 17,558	17,558	$ 17,558	$ 17,558	17,558	17,558	$ 17,558	17,558	$ 17,558				16,167						14,236		17,600				13,803	12,638			12,420		11,391		10,083		10,341							10,000
Average Annual Return, Percent	8.60%					6.80%												5.79%
STOXX Global Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Equity Factor Index
Account Value	$ 20,897	20,897	20,897	20,897	20,897	$ 20,897	20,897	20,897	20,897	20,897	20,897	20,897	20,897	$ 20,897	20,897	20,897	20,897	$ 20,897				17,404						15,346		17,267				13,040	12,630			12,888		11,522		9,579		9,757			10,000
Average Annual Return, Percent	20.07%					10.60%								8.29%
MSCI EAFE Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Account Value	$ 16,483	16,483	16,483	16,483	16,483	$ 16,483	16,483	16,483	16,483	16,483	16,483	16,483	16,483	$ 16,483	16,483	16,483	16,483	$ 16,483				15,109						14,000		17,567				12,664	12,610			13,648		12,496		10,390		10,249							10,000
Average Annual Return, Percent	9.09%					5.50%												5.12%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 13,286	$ 13,286	$ 13,286	$ 13,286	$ 13,286	$ 13,286	$ 13,286	$ 13,286	$ 13,286	13,286	13,286	13,286	13,286	13,286	$ 13,286	13,286	$ 13,286	$ 13,286	12,291	11,817	10,262	11,354	10,464	10,000		9,261	10,000	13,070		14,601	10,000	11,466	10,000	10,963	10,227		10,000	13,047	10,000	11,757		10,044		10,088				10,000		10,000
Average Annual Return, Percent	17.02%	23.64%	15.67%	5.88%	11.92%	11.05%	11.22%	10.64%	10.05%						9.14%		9.04%	8.74%
MSCI Pacific IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Pacific IMI
Account Value	$ 16,188	$ 16,188	$ 16,188	$ 16,188	$ 16,188	$ 16,188	$ 16,188	$ 16,188	$ 16,188	16,188	16,188	16,188	16,188	16,188	$ 16,188	16,188	$ 16,188	$ 16,188				14,545						13,056		15,059				11,888	12,195			12,437		11,504		10,016		10,048							10,000
Average Annual Return, Percent	11.30%					5.83%												4.93%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,048	16,048	16,048	16,048	16,048	$ 16,048	16,048	16,048	16,048	16,048	16,048	16,048	16,048	16,048	16,048	16,048	16,048	$ 16,048				14,431						12,356		14,420				11,066	11,254			11,555		10,860		9,221		9,972							10,000
Average Annual Return, Percent	11.21%					7.36%												4.84%
MSCI EAFE Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
Account Value	$ 14,325	14,325	14,325	14,325	14,325	$ 14,325	14,325	14,325	14,325	14,325	14,325	14,325	14,325	14,325	14,325	14,325	14,325	$ 14,325				12,577						10,460		11,609				8,734	9,963			10,710		10,320		8,409		9,610							10,000
Average Annual Return, Percent	13.90%					7.53%												3.66%
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Account Value	$ 8,656	8,656	8,656	8,656	8,656	$ 8,656	8,656	8,656	8,656	8,656	8,656	8,656	8,656	8,656	8,656	8,656	8,656	$ 8,656				9,717						9,503		12,320				12,318	11,909			12,003		11,374		9,083		10,148							10,000
Average Annual Return, Percent	(10.92%)					(6.18%)												(1.43%)
MSCI Europe Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index
Account Value	$ 16,964	16,964	16,964	16,964	16,964	$ 16,964	16,964	16,964	16,964	16,964	16,964	16,964	16,964	16,964	16,964	16,964	16,964	$ 16,964				15,299						14,087		18,792				12,774	12,391			13,825		12,658		10,145		10,601							10,000
Average Annual Return, Percent	10.88%					6.48%												5.43%
MSCI EAFE Small Cap 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap 100% Hedged to USD Index
Account Value	$ 22,115	22,115	22,115	22,115	22,115	$ 22,115	22,115	22,115	22,115	22,115	22,115	$ 22,115	22,115	22,115	22,115	22,115	22,115	$ 22,115				18,997						17,083		18,458				13,293	13,578			13,960		12,332		10,091		10,240	10,000
Average Annual Return, Percent	16.41%					10.25%						9.13%
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index
Account Value	$ 12,531	12,531	12,531	12,531	12,531	$ 12,531	12,531	$ 12,531	12,531	12,531	12,531	$ 12,531	12,531	12,531	12,531	12,531	12,531	12,531				19,345						16,885		20,242				11,947	9,551		$ 10,000
Average Annual Return, Percent	(35.22%)					5.58%		4.36%
NYSE FactSet Global Genomics and Immuno Biopharma Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Genomics and Immuno Biopharma Index
Account Value	$ 10,620	10,620	10,620	10,620	10,620	$ 10,620	$ 10,620	$ 10,620	10,620	10,620	10,620	10,620	10,620	10,620	10,620	10,620	10,620	10,620				10,114						13,228		20,655				15,358	11,263	$ 10,000
Average Annual Return, Percent	5.01%					(1.17%)	1.18%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 12,958	12,958	12,958	12,958	12,958	$ 12,958	$ 12,958	12,958	12,958	12,958	$ 12,958	12,958	12,958	12,958	12,958	12,958	12,958	$ 12,958				12,194						11,254		14,084				11,674	10,957			11,201		10,733		8,597	10,000	8,662							10,000
Average Annual Return, Percent	6.27%					3.41%					6.27%							2.63%
MSCI World ex USA Momentum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Momentum Index
Account Value	$ 20,014	20,014	20,014	20,014	20,014	$ 20,014	20,014	20,014	20,014	20,014	$ 20,014	20,014	20,014	20,014	20,014	$ 20,014	20,014	$ 20,014				16,634						14,724		17,566				14,660	12,870			12,797		11,990		10,668		10,912					10,000
Average Annual Return, Percent	20.32%					9.23%										7.54%
Morningstar Exponential Technologies IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Exponential Technologies Index℠
Account Value	$ 26,392	26,392	26,392	26,392	26,392	$ 26,392	26,392	26,392	26,392	26,392	26,392	26,392	26,392	26,392	$ 26,392	$ 26,392	26,392	26,392				25,867						22,779		27,615				20,176	16,354			15,590		13,330		10,409		10,193				$ 10,000
Average Annual Return, Percent	2.03%					10.04%									10.92%
MSCI Europe Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Financials Index
Account Value	$ 14,617	14,617	14,617	14,617	14,617	$ 14,617	14,617	14,617	14,617	14,617	14,617	14,617	14,617	14,617	$ 14,617	14,617	14,617	$ 14,617				12,032						9,072		10,626				7,618	9,020			10,308		10,748		7,322		10,131							10,000
Average Annual Return, Percent	21.48%					10.14%												3.87%
NYSE FactSet Global Robotics and Artificial Intelligence Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Robotics and Artificial Intelligence Index
Account Value	$ 15,164	15,164	15,164	15,164	15,164	$ 15,164	15,164	15,164	$ 15,164	15,164	15,164	15,164	15,164	15,164	15,164	15,164	15,164	$ 15,164				15,421						12,595		18,695				13,440	10,601			9,923	$ 10,000
Average Annual Return, Percent	(1.67%)					7.42%			7.07%
NYSE FactSet Global Cyber Security Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Cyber Security Index
Account Value	$ 19,164	19,164	19,164	19,164	19,164	$ 19,164	$ 19,164	19,164	$ 19,164	19,164	19,164	19,164	19,164	19,164	19,164	19,164	19,164	19,164				16,351						15,128		17,938				13,677	10,666
Average Annual Return, Percent	17.21%					12.43%	13.50%
MSCI World ex USA Enhanced Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Enhanced Value Index
Account Value	$ 15,636	15,636	15,636	15,636	15,636	$ 15,636	$ 15,636	15,636	15,636	15,636	15,636	15,636	$ 15,636	15,636	15,636	15,636	15,636	15,636				13,783						11,288		12,317				8,917	10,294			11,303		10,612		8,749		10,073		10,000
Average Annual Return, Percent	13.44%					8.72%							5.02%
MSCI World ex USA Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Investable Market Index
Account Value	$ 16,029	16,029	16,029	16,029	16,029	$ 16,029	16,029	16,029	16,029	$ 16,029	16,029	16,029	$ 16,029	16,029	16,029	16,029	16,029	16,029				14,465						12,653		14,729				11,145	11,297			11,651		10,907	$ 10,000
Average Annual Return, Percent	10.82%					7.25%				6.62%
STOXX International Small Cap Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX International Small-Cap Equity Factor Index
Account Value	$ 17,845	17,845	17,845	17,845	17,845	$ 17,845	17,845	17,845	17,845	$ 17,845	17,845	17,845	17,845	$ 17,845	17,845	17,845	17,845	17,845				16,345						15,197		17,656				13,035	12,825			13,785		12,413		10,402		10,109			10,000
Average Annual Return, Percent	9.18%					6.83%								6.46%
MSCI ACWI ex USA 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA 100% Hedged to USD Index
Account Value	$ 19,671	19,671	19,671	19,671	19,671	$ 19,671	19,671	19,671	19,671	19,671	19,671	$ 19,671	19,671	$ 19,671	19,671	19,671	19,671	19,671				17,038						14,912		15,787				12,476	12,467			12,242		11,202		9,465		10,129	$ 10,000
Average Annual Return, Percent	15.45%					9.55%						7.73%
MSCI Europe IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe IMI
Account Value	$ 16,065	16,065	16,065	16,065	16,065	$ 16,065	16,065	16,065	16,065	16,065	16,065	$ 16,065	16,065	16,065	16,065	16,065	16,065	$ 16,065				14,513						12,271		14,692				10,938	11,019			11,508		10,846		9,012		9,971							10,000
Average Annual Return, Percent	10.70%					7.83%												4.86%
STOXX International Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX International Equity Factor Index
Account Value	$ 16,053	16,053	16,053	16,053	16,053	$ 16,053	16,053	16,053	16,053	16,053	16,053	16,053	16,053	$ 16,053	16,053	16,053	16,053	$ 16,053				14,254						12,306		14,336				11,047	11,483			12,248		11,325		9,514		9,950			10,000
Average Annual Return, Percent	12.62%					6.93%								5.25%
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Account Value	$ 10,199	10,199	10,199	10,199	10,199	$ 10,199	10,199	10,199	10,199	10,199	10,199	10,199	10,199	$ 10,199	10,199	10,199	10,199	10,199				9,673						10,706		12,981				9,918	11,399			11,145		10,487		10,023		9,423			10,000
Average Annual Return, Percent	5.43%					(2.20%)								0.21%
MSCI China A Inclusion Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Inclusion Index
Account Value	$ 11,962	11,962	11,962	11,962	11,962	$ 11,962	11,962	11,962	11,962	11,962	$ 11,962	11,962	11,962	$ 11,962	11,962	11,962	11,962	11,962				13,873						15,292		17,765				15,337	11,898			10,808		12,111		10,549	$ 10,000
Average Annual Return, Percent	(13.77%)					0.11%					2.23%
MSCI ACWI Low Carbon Target Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Low Carbon Target Index
Account Value	$ 23,038	23,038	23,038	23,038	23,038	$ 23,038	23,038	23,038	23,038	23,038	$ 23,038	23,038	23,038	23,038	23,038	23,038	$ 23,038	23,038				19,577						17,413		19,583				14,716	13,626			13,176		11,983		10,238		10,308						$ 10,000
Average Annual Return, Percent	17.68%					11.07%											9.04%
NYSE FactSet Global Neuro Biopharma and MedTech Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Neuro Biopharma and MedTech Index
Account Value	$ 10,207	10,207	$ 10,207	10,207	10,207	$ 10,207	10,207	10,207	10,207	10,207	10,207	10,207	10,207	10,207	10,207	10,207	$ 10,207	10,207	9,342	10,131	7,683	9,771	9,794		10,647	$ 9,994	$ 10,000
Average Annual Return, Percent	4.46%		1.06%
S And P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Account Value	$ 21,125	21,125	$ 21,125	21,125	21,125	$ 21,125	21,125	21,125	21,125	21,125	21,125	21,125	21,125	$ 21,125	21,125	21,125	21,125	21,125				18,180						16,179		18,283				13,583	12,825			12,589		11,336		9,678		9,693			$ 10,000
Average Annual Return, Percent	16.20%					10.50%								8.42%
MSCI ACWI ex USA IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI
Account Value	$ 15,227	15,227	15,227	15,227	15,227	$ 15,227	15,227	15,227	15,227	15,227	15,227	15,227	15,227	$ 15,227	15,227	15,227	15,227	$ 15,227				13,871						12,280		14,577				11,253	11,172			11,514		10,844		9,123		9,562							10,000
Average Annual Return, Percent	9.78%					6.39%												4.29%
MSCI World ex USA Sector Neutral Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Sector Neutral Quality Index
Account Value	$ 19,849	19,849	19,849	19,849	19,849	$ 19,849	19,849	19,849	19,849	19,849	19,849	19,849	19,849	19,849	19,849	$ 19,849	19,849	$ 19,849				17,841						15,589		18,157				13,765	13,229			12,829		11,865		10,430		10,757					$ 10,000
Average Annual Return, Percent	11.26%					8.45%										7.44%
FTSE Emerging All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Emerging All Cap Index
Account Value	$ 14,250	14,250	14,250	14,250	14,250	$ 14,250	14,250	14,250	14,250	14,250	14,250	14,250	14,250	14,250	14,250	$ 14,250	14,250	$ 14,250				13,177						12,114		14,489				12,020	11,364			11,374		10,815		8,915		8,942							10,000
Average Annual Return, Percent	8.14%					4.63%												3.61%
MSCI World ex USA Low Size Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Low Size Index
Account Value	$ 15,188	15,188	15,188	15,188	15,188	$ 15,188	15,188	15,188	15,188	15,188	15,188	15,188	$ 15,188	15,188	15,188	15,188	15,188	$ 15,188				14,171						12,618		14,867				11,249	11,766			12,165		11,472		9,920		9,967		$ 10,000
Average Annual Return, Percent	7.18%					5.24%							4.69%
MSCI EAFE Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Minimum Volatility (USD) Index
Account Value	$ 15,101	15,101	15,101	15,101	15,101	$ 15,101	15,101	15,101	15,101	15,101	15,101	15,101	$ 15,101	15,101	15,101	15,101	15,101	$ 15,101				13,742						12,732		14,645				12,462	12,915			12,697		11,935		11,037		10,689							10,000
Average Annual Return, Percent	9.89%					3.18%												4.21%
Morningstar Global Emerging Green Technologies Select IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Emerging Green Technologies Select Index℠
Account Value	$ 8,782	$ 8,782	8,782	8,782	8,782	$ 8,782	8,782	8,782	8,782	8,782	8,782	8,782	8,782	8,782	8,782	8,782	8,782	$ 8,782	$ 8,808	8,363	8,018	10,918	$ 9,817	$ 10,000
Average Annual Return, Percent	(19.56%)	(9.23%)
MSCI Kokusai Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Kokusai Index
Account Value	$ 25,488	$ 25,488	25,488	25,488	25,488	$ 25,488	25,488	25,488	25,488	25,488	25,488	25,488	25,488	25,488	25,488	25,488	25,488	$ 25,488				21,514						18,976		20,810				15,322	14,223			13,626		12,147		10,445		10,462							10,000
Average Annual Return, Percent	18.47%					12.38%												9.81%
Morningstar Global Digital Infrastructure And Connectivity Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Digital Infrastructure& Connectivity Index℠
Account Value	$ 12,577	12,577	12,577	$ 12,577	12,577	$ 12,577	12,577	12,577	12,577	12,577	12,577	12,577	12,577	12,577	12,577	12,577	12,577	$ 12,577		11,304		10,375			9,407			8,999	10,975	10,422	$ 10,000
Average Annual Return, Percent	21.23%			7.56%
MSCI AC Asia ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 14,484	14,484	14,484	$ 14,484	14,484	$ 14,484	14,484	14,484	14,484	14,484	14,484	14,484	14,484	14,484	14,484	14,484	14,484	$ 14,484				13,634						12,839		16,035				13,468	11,992			12,368		11,757		9,233		9,371							10,000
Average Annual Return, Percent	6.24%					3.85%												3.77%
MSCI EAFE IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index
Account Value	$ 16,083	16,083	16,083	16,083	16,083	$ 16,083	16,083	16,083	16,083	16,083	16,083	16,083	16,083	16,083	16,083	16,083	16,083	$ 16,083				14,499						12,556		14,818				11,267	11,424			11,819		11,066		9,368		10,007							10,000
Average Annual Return, Percent	10.92%					7.08%												4.87%
MSCI EAFE 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® 100% Hedged to USD Index
Account Value	$ 24,135	24,135	24,135	24,135	24,135	$ 24,135	24,135	24,135	24,135	24,135	24,135	24,135	24,135	24,135	24,135	24,135	24,135	$ 24,135			$ 20,559							17,513		17,650				$ 13,476	$ 14,150			$ 13,759		$ 12,495		$ 10,523		$ 11,531							$ 10,000
Average Annual Return, Percent	17.40%					11.27%												9.21%
NYSE FactSet Global Virtual Work and Life Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Virtual Work and Life Index
Account Value	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368	$ 6,368		$ 6,123		$ 6,666			$ 6,153			$ 5,862	$ 7,941	$ 11,244		$ 12,437	$ 10,000
Average Annual Return, Percent	(4.48%)				(11.10%)